Shareholder Report, Holdings (Details) - C000222147	Jan. 31, 2025
Amazon.com8519220
Holdings [Line Items]
Percent of Total Investments	3.80%
Goldman Sachs Group8519242
Holdings [Line Items]
Percent of Total Investments	3.20%
ABB8519287
Holdings [Line Items]
Percent of Total Investments	3.10%
Franco-Nevada8519240
Holdings [Line Items]
Percent of Total Investments	3.00%
Cadence Design Systems8519232
Holdings [Line Items]
Percent of Total Investments	3.00%
Shell PLC8519301
Holdings [Line Items]
Percent of Total Investments	3.00%
Cognex8519233
Holdings [Line Items]
Percent of Total Investments	2.90%
Natera8519251
Holdings [Line Items]
Percent of Total Investments	2.80%
NVIDIA8519253
Holdings [Line Items]
Percent of Total Investments	2.70%
Illumina8519244
Holdings [Line Items]
Percent of Total Investments	2.50%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Israel
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Canada
Holdings [Line Items]
Percent of Net Asset Value	3.00%
France
Holdings [Line Items]
Percent of Net Asset Value	4.00%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Spain
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Japan
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.70%
United States
Holdings [Line Items]
Percent of Net Asset Value	58.10%